Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Non-Cancelable Operating Lease (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018 (remainder of year)	$ 51,674	$ 101,844
2019	104,899	104,899
2020	108,046	108,046
2021	83,054	83,054
Future minimum lease payments	$ 347,673	$ 397,843